Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement [Abstract]
Gains (losses) on the hedged items attributable to the hedged risk	$ (2)	$ (6)
Gains (losses) on the hedging derivatives	3	8
Net ineffectiveness on fair value hedges	$ 1	$ 2